Label	Element	Value
Innovator U.S. Equity Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Innovator U.S. Equity Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Innovator U.S. Equity Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Innovator U.S. Equity Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $618.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)